OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIESAs of June 30, 2023 and December 31, 2022 our current liabilities were as follows:

(in thousands of $)	2023	2022
Deferred charter revenue	30,949	29,153
Other current liabilities	7,719	4,341
Total other current liabilities	38,668	33,494